Property and Equipment - Schedule of Property and Equipment (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Office equipment	₩ 219,980	₩ 219,980	₩ 219,980
Fixtures and furniture	48,520	48,520	48,520
Other	285,113	285,112	285,113
Total, at cost	553,613	553,612	553,613
Less: Accumulated depreciation	(513,239)	(509,388)	(493,805)
Total, net	₩ 307,155	₩ 44,224	₩ 59,808